Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Business combinations [Policy Text Block]
(a)	Business combinations

Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. The cost of the business combination is measured as the aggregate of the fair value at the date of acquisition of the consideration transferred in exchange for the interest in the acquiree. The acquiree’s identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition under IFRS 3 are recognized at their fair values at the acquisition date. The acquisition date is the date the Company obtains control over the acquiree, which is generally the date that consideration is transferred and the Company acquires the assets and assumes the liabilities of the acquiree. The Company considers all relevant facts and circumstances in determining the acquisition date.

Acquisition- related costs, other than costs to issue equity securities of the acquirer, including investment banking fees, legal fees, accounting fees, valuation fees and other professional or consulting fees are expensed as incurred. The costs to issue equity securities of the Company as consideration for the acquisition are deducted from share capital as share issue costs.

Goodwill arising on acquisition is recognized as an asset and initially measured at cost, being the excess of the cost of the business combination over the Company’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities recognized. If, after reassessment, the Company’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities exceeds the cost of the business combination, the excess is recognized immediately in the consolidated statement of operations and comprehensive income (loss).

Investments in joint arrangements [text block]
(b)	Investments in joint arrangements

The Company conducts a portion of its business through joint arrangements where the parties are bound by contractual arrangements establishing joint control and decisions about the activities that significantly affect the returns of the investee require unanimous consent. A joint arrangement is classified as either a joint operation or a joint venture, subject to the terms that govern each investor's rights and obligations in the arrangement.

In a joint operation, the investor has rights and obligations to the separate assets and liabilities of the investee and in a joint venture, the investors have rights to the net assets of the joint arrangement. For a joint operation, the Company recognizes its share of the assets, liabilities, revenue, and expenses of the joint arrangement, while for a joint venture, the Company accounts for its investment in the joint arrangement using the equity method.

Under the equity method, the Company’s investment in a joint venture is initially recognized at cost and subsequently increased or decreased to recognize the Company's share of net earnings or losses of the joint venture, after any adjustments necessary for impairment losses after the initial recognition date. The total carrying amount of the Company's investment in a joint venture also includes any long-term debt interests which in substance form part of the Company's net investment. The Company’s share of a joint venture’s losses that are in excess of its investment are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the joint venture. The Company's share of net earnings or losses of a joint venture are recognized in net earnings during the period. Dividends and repayment of capital received from a joint venture are accounted for as a reduction in the carrying amount of the Company’s investment. Intercompany balances between the Company and its joint ventures are not eliminated.

At the end of each reporting period, the Company assesses whether there is any objective evidence that an investment in a joint venture is impaired. Objective evidence includes observable data indicating there is a measurable decrease in the estimated future cash flows of the joint venture’s operations. When there is objective evidence that an investment is impaired, the carrying amount of such investment is compared to its recoverable amount, being the higher of its fair value less costs of disposal and value-in-use. If the recoverable amount of an investment is less than the carrying amount, the carrying amount is reduced to its recoverable amount and a corresponding impairment loss is recognized in the period in which the relevant circumstances are identified. When an impairment loss reverses in a subsequent period, the carrying amount of the investment is increased to the revised estimate of the recoverable amount to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had an impairment loss not been previously recognized. A reversal of an impairment loss is recognized in net earnings in the period in which the reversal occurs.

Similar to the assessment of impairment for subsidiaries, the Company reviews the mining properties and plant and equipment for a joint operation at the cash-generating unit level to determine whether there is any indication that these assets are impaired.

Non-controlling interest [Policy Text Block]
(c)	Non- controlling interest

Non- controlling interests in the Company’s less than wholly-owned subsidiaries, if any, are classified as a separate component of equity. Non-controlling interests are recorded at their proportionate share of the fair value of identifiable net assets acquired on initial recognition. Subsequent to the acquisition date, adjustments are made to the carrying amount of the non- controlling interests for the non- controlling interests’ share of changes to the subsidiary’s equity. In the event an arrangement (either contractual or statutory) exists between the Company and the non-controlling interest whereby losses and all commitments are assumed by the parent entity, then net income is allocated between the Company and non- controlling interest on the consolidated statement of operations and comprehensive income (loss) in accordance with the terms of the arrangement.

Changes in the Company’s ownership interest in a subsidiary that do not result in a loss of control are recorded as equity transactions. The carrying amount of non-controlling interests is adjusted to reflect the change in the non-controlling interests’ relative interest in the subsidiary and the difference to the carrying amount of the non-controlling interests and the Company’s share of proceeds received and/or consideration paid is recognized in equity and attributed to the shareholders of the Company.

Foreign currency translation [Policy Text Block]
(d)	Foreign currency translation

Transactions in foreign currencies are initially recorded at the functional currency rate of exchange at the date of the transaction.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rate of exchange at the date of the statement of financial position. Foreign exchange gains (losses) are recorded in the consolidated statement of operations and comprehensive income (loss) for the period.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Cash and cash equivalents [Policy Text Block]
(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and short-term investments with original maturity dates of less than ninety days or that are fully redeemable without penalty or loss of interest.

Inventories [Policy Text Block]
(f)	Inventories

Gold on hand, gold in process and stockpiled ore inventories are recorded at the lower of weighted average production cost and net realizable value. Production costs include the cost of raw materials, direct labour, mine-site overhead expenses and applicable depreciation and depletion. Net realizable value is calculated as the estimated price at the time of sale based on prevailing and long- term metal prices less estimated future costs to convert the inventories from their respective states into saleable form less estimated costs to sell.

Production costs are included in work-in-process inventory based on current costs incurred up to the point of dore production. The costs of finished goods represent the costs of work- in-process inventories plus applicable treatment costs. The costs of inventories sold during the period are presented as cost of sales in the statement of operations and comprehensive income (loss) for the period.

Additions to the cost of ore stockpiles are based on the related current cost of production for the period, while reductions in the cost of ore stockpiles are based on the weighted-average cost per tonne of ore in the stockpile. Stockpiles are segregated between current and non-current inventories in the consolidated statement of financial position based on the planned period of usage.

Supplies and spare parts are valued at the lower of weighted-average cost and net realizable value. Replacement costs of materials and spare parts are generally used as the best estimate of net realizable value. Provisions are recorded to reduce the carrying amount of materials and spare parts inventory to net realizable value to reflect current intentions for the use of redundant or slow-moving items. Provisions for redundant and slow-moving items are made by reference to specific items of inventory. The Company reverses write-downs where there is a subsequent increase in net realizable value and where the inventory is still on hand.

Mineral properties, plant and equipment [Policy Text Block]
(g)	Mineral properties, plant and equipment

	(i)	Mineral properties

Recognition

Capitalized costs of mining properties include the following:

costs assigned to mining properties acquired in business combinations;

expenditures incurred to develop mineral properties including pre-production stripping costs;

stripping costs in the production phase of a mine if certain criteria have been met (see below);

costs to define and delineate known economic resources and develop the project;

borrowing costs attributable to qualifying mining properties;

costs incurred during testing of the processing facility, net of proceeds from sales, prior to operating in the manner intended by management; and

estimates of reclamation and closure costs.

Stripping costs

In open pit mining operations, it is necessary to incur costs to remove overburden and other mine waste materials in order to access the ore from which minerals can be extracted economically. Stripping costs incurred in order to provide initial access to the ore body (referred to as pre-production stripping) are capitalized as incurred. Stripping costs incurred during the production stage of an open pit mine are accounted for as production costs in the consolidated statement of operations and comprehensive income (loss) during the period that the stripping costs were incurred, unless these costs provide a future economic benefit.

Production phase stripping costs are considered to generate a future economic benefit when (i) it is probable that future economic benefit associated with the stripping activity will flow to the entity; (ii) the entity can identify the component of the ore body for which access has been improved; and (iii) the costs relating to the stripping activity associated with that component can be measured reliably. These costs are capitalized as mine development costs.

Production costs are allocated between inventory produced and the stripping asset based on the volume of waste extracted compared with the expected volume, for a given volume of ore production. Stripping costs incurred and capitalized during the production phase are depleted using the units-of-production method over the proven and probable reserves of the component of the ore body to which access has been improved as a result of the specific stripping activity.

Management reviews the estimates of the waste and ore in each identified component of operating open pit mines at the end of each financial year, and when events and circumstances indicate that such a review should be made. Deferred stripping assets are written-down to their recoverable amount when their carrying value is not considered supportable. Changes to the estimated identification of components and the associated waste and ore within each component are accounted for prospectively.

Exploration and evaluation expenditures

Exploration and evaluation expenditures include the costs of acquiring rights to explore, exploratory drilling and related exploration costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit which contain proven and probable reserves. Exploration and evaluation expenditures incurred on a mineral deposit, with the exception of acquisition costs and costs arising from the recognition of an asset retirement obligation, are expensed as incurred up to the date of establishing that costs incurred on a mineral deposit are technically feasible and commercially viable.

Expenditures incurred on a mineral deposit subsequent to the establishment of its technical feasibility and commercial viability are capitalized and included in the carrying amount of the related mining property.

The technical feasibility and commercial viability of a mineral deposit is assessed based on a combination of factors, such as, but not limited to:

-	the extent to which mineral reserves or mineral resources have been identified through a feasibility study or similar level document;
-	the results of optimization studies and further technical evaluation carried out to mitigate project risks identified in the feasibility study;
-	the status of environmental permits, and
-	the status of mining leases or permits.

Borrowing costs

Borrowing costs directly relating to the financing of qualifying assets are added to the capitalized cost of those related assets until such time as the assets are substantially ready for their intended use or sale which, in the case of mining properties, is when they are capable of commercial production. Where funds have been borrowed specifically to finance a project, the amount capitalized represents the actual borrowing costs incurred. Where the funds used to finance a project form part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to relevant general borrowings of the Company during the period. Capitalized borrowing costs are depreciated over the life of the related asset.

All other borrowing costs are recognized in the consolidated statement of operations and comprehensive income (loss) in the year in which they are incurred. Borrowing costs are included as part of interest paid in the statement of cash flows.

Depletion

Mining properties in production are depleted on a mine-by-mine basis using the units-of-production method over the mine’s estimated proven and probable reserves, with the exception of deferred stripping which is depleted using the unit -of- production method over the reserves that directly benefit from the specific stripping activity, and will commence when the mine is capable of operating in the manner intended by management.

The Company uses a number of criteria to assess whether the mine is in the condition necessary for it to be capable of operating in a manner intended by management. These criteria include, but are not limited to:

-	completion of operational commissioning of each major mine and plant component;
-	demonstrated ability to mine and mill consistently and without significant interruption at a pre-determined average rate of designed capacity;
-	the passage of a reasonable period of time for testing of all major mine and plant components;
-	gold recoveries at or near expected production levels; and
-	a significant portion of available funding is directed towards operating activities.

Mining properties in development are not depleted.

(ii)	Plant and equipment

Recognition

The cost of plant and equipment consists of the purchase price, costs directly attributable to the delivery of the asset to the location and the condition necessary for it to be capable of operating in the manner intended by management, including the cost of testing whether these assets are operating in the manner intended by management. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. Where significant components of an asset have differing useful lives, depreciation is calculated on each separate component.

Depreciation

Depreciation of an asset begins when it is available for use, i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by management .

The carrying amounts of plant and equipment are depreciated using either the straight-line or units-of-production method over the shorter of the estimated useful life of the asset or the life of mine. The significant classes of depreciable plant and equipment and their estimated useful lives are as follows:

Asset Class	Estimated Useful Life
Fixed plant & related components and infrastructure	Units of production over life of mine
Mobile and other mine equipment components	3 to 12 years
Computer equipment and software	3 years

Management reviews the estimated useful lives, residual values and depreciation methods of the Company’s plant and equipment at the end of each financial year, and when events and circumstances indicate that such a review should be made.

Changes to estimated useful lives, residual values or depreciation methods resulting from such review are accounted for prospectively.

Major maintenance and repairs

Expenditure on major maintenance and repairs includes the cost of replacement parts of assets and overhaul costs. Where an asset or part of an asset is replaced and it is probable that future economic benefits associated with the item will be available to the Company, that expenditure is capitalized and the carrying amount of the item replaced derecognized. Similarly, overhaul costs associated with major maintenance are capitalized when it is probable that future economic benefits will be available and any remaining carrying amounts of the cost of previous overhauls are derecognized. All other maintenance and repair costs are expensed as incurred.

(iii)	Assets under construction

Assets under construction include property, plant and equipment in the course of construction for the Company’s own purposes. Assets under construction are carried at cost less any recognized impairment loss and are not subject to depreciation. The cost comprises the purchase price and any costs directly attributable to bringing it into working condition for its intended use. Depreciation of these assets commences when the asset is available for use, i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by management.

(iv)	Impairment of non-financial assets

The carrying amounts of assets included in mining interests are reviewed for impairment when events and changes in circumstances indicate that the related carrying amounts may not be recoverable. If any such indication exists, the recoverable amount of the relevant cash-generating unit (“CGU”) is estimated in order to determine the extent of impairment. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Previously, the Company’s CGUs were its significant mine sites, represented by its principal producing mining properties and significant development projects.

The carrying amounts of the CGUs are compared to their recoverable amounts where the recoverable amount is the higher of value- in-use and fair value less costs to sell (“FVLCS”). For mining assets, when a binding sale agreement and observable market prices are not readily available, FVLCS is estimated using a discounted cash flow approach for each of the Company’s cash generating units (CGUs) to which the individual assets are allocated. The assumptions used in determining the FVLCS for the CGU’s include long-term mining plans, long-term commodity prices, discount rates and foreign exchange rates. If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount is reduced to its recoverable amount. An impairment is recognized immediately in the consolidated statement of operations and comprehensive income (loss).

Where an impairment loss subsequently reverses, the carrying amount of the asset (CGU) is increased to the revised estimate of its recoverable amount (however, the increased carrying amount shall not exceed the net carrying amount that would have been recognized should no impairment loss have been previously recognized for the asset (or CGU) in prior years).

(v)	Derecognition

Upon disposal or abandonment, the carrying amounts of mining properties and plant and equipment are derecognized and any associated gains or losses are recognized in the consolidated statement of operations and comprehensive income (loss).

Provisions [Policy Text Block]
(h)	Provisions

General

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the consolidated statement of operations and comprehensive income (loss) net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre- tax rate that reflects where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as finance expense in the consolidated statement of operations and comprehensive income (loss).

Asset retirement provisions

An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the exploration, development or ongoing production of a mineral property interest. The Company records the estimated present value of future cash flows associated with site reclamation as a liability when the liability is incurred with a corresponding increase in the carrying value of the related assets. Discount rates using a pre-tax, risk-free rate that reflect the time value of money are used to calculate the net present value. The liability is accreted over time to reflect the unwinding of the discount with the accretion expense included in finance costs in the consolidated statement of operations and comprehensive income (loss). Changes in estimates or circumstances include changes in legal or regulatory requirements, increased obligations arising from additional mining and exploration activities, changes to cost estimates, changes to the discount rate and changes to the risk-free interest rates.

Revenue from contracts with customers [Text Block]
(i)	Revenue from contracts with customers

Revenue is derived from the sale of gold and by-products. Revenue is recognized for contracts with customers when there is persuasive evidence that all of the following criteria are met:

	-	the parties to the contract have approved the contract (in writing, orally or in accordance with other customary business practices) and are committed to perform their respective obligations;

	-	the Company can identify each party's rights regarding the goods or services to be transferred;

	-	the Company can identify the payment terms for the goods or services to be transferred;

	-	the contract has commercial substance (i.e. the risk, timing or amount of the Company’s future cash flows is expected to change as a result of the contract); and

	-	it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

Revenue from gold is generally recorded at the time of physical delivery of the refined gold, which is also the date when control of the gold passes to the customer. Revenue from saleable gold produced during the testing phase of production activities is deducted from capitalized mine development costs.

Royalties and mining taxes [Policy Text Block]
(j)	Royalties and mining taxes

Payments to governments that are based on a measure of income less expense are accounted for in accordance with the Company’s income tax accounting policy. Payments to governments which are based on gross amounts such as revenue are classified in accordance with the substance of the transaction; this means that for royalties calculated based on revenues, the royalty is presented as a reduction of revenues and that for royalties calculated based on production costs, the royalty is presented as an increase in cost of sales.

Financial instruments [Policy Text Block]
(k)	Financial instruments

	(i)	Financial assets

Recognition and measurement

The Company recognizes a financial asset in its statement of financial position when the Company becomes party to the contractual provisions of the instrument. All financial assets are initially recorded at fair value plus directly attributable transaction costs and classified as either (i) financial assets subsequently measured at amortized cost, (ii) financial assets subsequently measured at fair value through other comprehensive income or (iii) financial assets subsequently measured at fair value through profit or loss. The basis of classification takes into consideration both the Company’s business model for managing and the contractual cash flow characteristics of the financial assets.

A financial asset is measured at amortized cost if the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset is measured at fair value through other comprehensive income if the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset is measured at fair value through profit or loss unless it is measured at amortised cost or at fair value through other comprehensive income. Fair value changes in financial assets classified as fair value through profit or loss, if any, are recognized in the consolidated statement of operations and comprehensive income (loss).

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:

	-	the contractual rights to receive cash flows from the asset have expired, or

-

the Company has transferred its contractual rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through ‘arrangement; and either (a) the Company has transferred substantially all the risks and rewards of ownership of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

(ii)	Financial liabilities

Recognition and measurement

All financial liabilities are initially recorded at fair value less transaction costs . All financial liabilities are subsequently measured at amortized cost using the effective interest method, except for:

	-	financial liabilities at fair value through profit or loss;

	-	financial liabilities that arise when a transfer of a financial asset does not qualify for derecognition or when the continuing involvement approach applies;

	-	financial guarantee contracts;

	-	commitments to provide a loan at a below-market interest rate; and

	-	contingent consideration recognized by an acquirer in a business combination to which IFRS 3, Business combinations, applies.

An entity may, at initial recognition, irrevocably designate a financial liability as measured at fair value through profit or loss when a contract contains one or more embedded derivatives, or when doing so results in more relevant information, because either (a) it eliminates or significantly reduces a measurement or recognition inconsistency (i.e. an accounting mismatch); or (b) a group of financial liabilities or financial assets and financial liabilities is managed and its performance is evaluated on a fair value basis.

Fair value changes of financial liabilities classified as fair value through profit or loss, if any, are recognized in the consolidated statement of operations and comprehensive income (loss).

(iii)	Embedded derivatives

The Company may enter into derivative contracts or financial instruments and non-financial contracts containing embedded derivatives. Embedded derivatives are required to be accounted for separately at fair value as derivatives when the risks and characteristics of the embedded derivatives are not closely related to those of their host contract, and the host contract is not designated as fair value through profit or loss. These embedded derivatives are measured at fair value with changes in fair value recognized in the consolidated statement of operations and comprehensive income (loss).

Share-based compensation [Policy Text Block]
(l)	Share-based compensation

The Company has a share option plan and restricted share unit (RSU) plan which are described in notes 19(a) and 19(b), respectively. For share options, the fair value of share-based compensation awards is determined at the date of grant using the Black-Scholes option pricing model. The Company records all share-based compensation for options using the fair value method with graded vesting. Under the fair value method, share-based payments are measured at the fair value of the consideration received or the fair value of the equity instruments issued or liabilities incurred, whichever is more reliably measurable, and are charged over the vesting period to the consolidated statement of operations and comprehensive income (loss). The offset is credited to Equity reserves (within equity in the consolidated statement of financial position) rateably over the vesting period, after adjusting for the number of awards that are expected to vest.

Expenses recognized for forfeited awards are reversed. For awards that are cancelled, any expense not yet recognized is recognized immediately in the statement of operations and comprehensive income (loss).

Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified over the original vesting period. In addition, an expense is recognized for any modification which increases the total fair value of the share- based payment arrangement as measured at the date of modification, over the remainder of the vesting period.

For cash-settled share-based payments, including RSUs, the Company measures the goods or services acquired and the liability incurred at the fair value of the liability. The corresponding share- based compensation expense is recognized over the vesting period of the award . As these awards will be settled in cash, the liability is remeasured at fair value at each reporting period and at the date of settlement, with changes in fair value recognized in the consolidated statement of operations and comprehensive income (loss) in the period incurred.

Income taxes [Policy Text Block]
(m)	Income taxes

Income tax on the profit or loss for the periods presented comprises current and deferred income tax. Income tax is recognized in the consolidated statement of operations and comprehensive income (loss) except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current income tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred income tax is recognized in respect of unused tax losses, tax credits and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the tax rates that have been substantively enacted at the reporting date.

A deferred income tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a future income tax asset will be recovered, it does not recognize the asset.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its tax assets and liabilities on a net basis.

The Company records foreign exchange gains and losses representing the impacts of movements in foreign exchange rates on the tax bases of non-monetary assets and liabilities which are denominated in foreign currencies. Foreign exchange gains and losses relating to the translation of the deferred income tax balance from local statutory accounts to functional currency accounts are included in deferred income tax expense or recovery in the consolidated statement of operations and comprehensive income (loss).

Income (loss) per share [Policy Text Block]
(n)	Income (loss) per share

Basic income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. The computation of diluted income (loss) per share assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on income (loss) per share. For this purpose, the treasury stock method is used for the assumed proceeds upon the exercise of stock options and warrants that are used to purchase common shares at the average market price during the period.